Simplify Propel Opportunities ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 76.5%
Communications – 4.1%
Telesat Corp.* ................................................................ 260,781 $ 3,729,169
Consumer, Non-cyclical – 48.1%
Adaptimmune Therapeutics PLC, ADR* ............................................ 150,000 117,000
Agios Pharmaceuticals, Inc.* .................................................... 5,792 143,352
Akero Therapeutics, Inc.* ....................................................... 59,777 3,023,521
Allogene Therapeutics, Inc.* ..................................................... 245,000 776,650
Annexon, Inc.* ................................................................ 492,595 1,162,524
Applied Therapeutics, Inc.* ...................................................... 2,417,505 6,019,587
ATAI Life Sciences NV* ......................................................... 140,000 180,600
Athira Pharma, Inc.* ........................................................... 1,492,792 3,015,440
Avidity Biosciences, Inc.* ....................................................... 125,000 797,500
Chinook Therapeutics, Inc.* ..................................................... 25,000 9,750
Crinetics Pharmaceuticals, Inc.* .................................................. 115,000 3,420,100
Cybin, Inc.* .................................................................. 500,000 265,700
Day One Biopharmaceuticals, Inc.* ............................................... 175,018 2,147,471
Eiger BioPharmaceuticals, Inc.* .................................................. 2,700,000 823,500
Fulcrum Therapeutics, Inc.* ..................................................... 465,000 2,064,600
Heron Therapeutics, Inc.* ....................................................... 431,590 444,538
Kura Oncology, Inc.* ........................................................... 80,000 729,600
Kymera Therapeutics, Inc.* ...................................................... 30,515 424,158
Madrigal Pharmaceuticals, Inc.* .................................................. 14,294 2,087,496
Marinus Pharmaceuticals, Inc.* .................................................. 150,000 1,207,500
Mirum Pharmaceuticals, Inc.* .................................................... 70,000 2,212,000
Phathom Pharmaceuticals, Inc.* .................................................. 237,935 2,467,386
Replimune Group, Inc.* ......................................................... 150,000 2,566,500
Sage Therapeutics, Inc.* ........................................................ 120,030 2,470,217
Seres Therapeutics, Inc.* ....................................................... 550,626 1,310,490
Stoke Therapeutics, Inc.* ....................................................... 102,985 405,761
Sutro Biopharma, Inc.* ......................................................... 120,000 416,400
TScan Therapeutics, Inc.* ....................................................... 1,046,916 2,680,105
X4 Pharmaceuticals, Inc.* ....................................................... 400,000 436,000
43,825,446
Energy – 24.3%
Plains GP Holdings LP, Class A* .................................................. 1,372,360 22,122,443
Total Common Stocks (Cost $85,474,100) ........................................................ 69,677,058
Exchange-Traded Funds – 18.5%
BlackRock Ultra Short-Term Bond ETF ............................................ 41,833 2,107,547
iShares 0-5 Year Investment Grade Corporate Bond ETF .............................. 43,571 2,091,190
iShares iBonds Dec 2023 Term Corporate ETF ...................................... 83,187 2,109,622
iShares iBonds Dec 2024 Term Corporate ETF ...................................... 85,442 2,112,981
iShares iBoxx $ Investment Grade Corporate Bond ETF ............................... 19,505 1,989,900
iShares MBS ETF ............................................................. 22,400 1,989,120
SPDR Bloomberg Investment Grade Floating Rate ETF ............................... 9,267 284,682
SPDR Portfolio Short Term Corporate Bond ETF ..................................... 71,380 2,092,862
Vanguard Short-Term Bond ETF .................................................. 27,712 2,083,111
Total Exchange-Traded Funds (Cost $17,093,090) ................................................. 16,861,015

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Principal Value
Corporate Bonds – 3.3%
Communications – 3.3%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(a) ............................. 2,000,000 $ 1,377,740
Telesat Canada / Telesat LLC, 6.50%, 10/15/2027, 144A(a) ............................ 3,124,000 1,608,860
Total Corporate Bonds (Cost $2,692,905) ......................................................... 2,986,600
Shares
Closed-End Funds – 1.3%
Kayne Anderson Energy Infrastructure Fund
(Cost $1,177,582) ........................................................... 147,033 1,236,547
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $352,049) ............................................................. 352,049 352,049
Total Investments – 100.0%
(Cost $106,789,726) ......................................................................... $ 91,113,269
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (37,907)
Net Assets – 100.0% .......................................................................... $ 91,075,362
* Non Income Producing
† Less than 0.05%
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $2,986,600, which represents 3.3% of net assets as of September 30, 2023.
(b) Rate shown reflects the 7-day yield as of September 30, 2023.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 76.5%
Exchange-Traded Funds ........................................................................... 18.5%
Corporate Bonds ................................................................................. 3.3%
Closed-End Funds ............................................................................... 1.3%
Money Market Funds ............................................................................. 0.4%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%